Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Benefit for income taxes	$ 0	$ 0
Net operating loss carryforwards	14,100		$ 1,100
Tax credit carry forward	$ 3,800
Percentage of stock owned by shareholder	5.00%
Percentage of increase of stock owned By shareholder	50.00%
Testing Period In which Shareholding Increase By Shareholder Considered	3 years
Valuation allowance deferred tax asset increase amount	$ 8,600
Years of statute of limitations by major tax Jurisdictions	3 years